BALANCE SHEET	Dec. 31, 2021 USD ($)
Current assets:
Cash	$ 1,100,031
Prepaid expenses	416,012
Total current assets	1,516,043
Cash held in Trust Account	280,164,163
Total assets	281,680,206
Current liabilities:
Accounts payable and accrued expenses	5,719
Franchise tax payable	77,582
Total current liabilities	83,301
Deferred underwriting commissions	9,660,000
Total liabilities	9,743,301
Common stock subject to possible redemption, $0.0001 par value; 50,000,000 shares authorized, 27,600,000 shares at redemption value at $10.15 per share	280,140,000	[1]
Stockholders’ deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 50,000,000 shares authorized, 8,311,000 non-redeemable shares issued and outstanding (excluding 27,600,000 shares subject to possible redemption)	831	[2],[3],[4]
Additional paid-in capital
Accumulated deficit	(8,203,926)
Total stockholders’ deficit	(8,203,095)
Total liabilities and stockholders’ deficit	$ 281,680,206

[1]	Total shares outstanding common stock basic and diluted-Public Shares include all shares in the public offering, as well as the private placement units, inclusive of the full exercise of the overallotment option.
[2]	On November 22, 2021, the Company effected a stock dividend of 0.2 shares for each outstanding, resulting in 6,900,000 founders shares and 240,000 representative shares, totaling 7,140,000 shares issued and outstanding (Note 7).
[3]	This number includes an aggregate of 900,000 shares of common stock subject to forfeiture by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full. (Note 7). The underwriters fully exercised their over-allotment option on November 29, 2021; as a result, 900,000 shares were no longer subject to forfeiture
[4]	Total shares outstanding of common stock, basic and diluted-Founders Shares include all Founders Shares, as well as Representative Shares, inclusive of the full exercise of the overallotment option.